Income Taxes - Additional Information (Detail) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 29, 2015	Sep. 30, 2014	Sep. 29, 2015	Sep. 30, 2014	Dec. 30, 2014	Dec. 31, 2013
Income Tax Contingency [Line Items]
Percentage of income tax rates	19.18%		21.60%		3.80%
Provision for income taxes	$ 522,000	$ 0	$ 2,089,000	$ 0	$ 299,000
Percentage of cash savings required to pay to continuing LLC owners					85.00%
Percentage of tax savings retained					15.00%
Amounts payable under Tax Receivable Agreement	88,091,000		88,091,000		$ 12,698,000
Amounts payable under Tax Receivable Agreement in next 12-month period	$ 0		$ 0
Unrecognized tax benefits					167,000
Accrued interest					0	$ 0
Accrued penalties					0	$ 0
Unrecognized tax benefits, amount of significant increase or decrease within the next twelve months of the reporting date					$ 0
LIBOR [Member]
Income Tax Contingency [Line Items]
Rate of interest to accrue			2.00%		2.00%
Minimum [Member]
Income Tax Contingency [Line Items]
Payments anticipated period under Tax Receivable Agreement			20 years
Payment obligation due period under Tax Receivable Agreement			95 days
Maximum [Member]
Income Tax Contingency [Line Items]
Payments anticipated period under Tax Receivable Agreement			25 years
Payment obligation due period under Tax Receivable Agreement			125 days
Habit Restaurants, Inc. [Member]
Income Tax Contingency [Line Items]
Percentage of income tax rates	45.70%		45.70%
Federal [Member]
Income Tax Contingency [Line Items]
Net operating loss carry forwards					$ 1,472,000
Net operating loss carry forwards, expire year					Will begin to expire in 2032
Federal [Member] | Earliest Tax Year [Member]
Income Tax Contingency [Line Items]
Open tax year			2008		2008
State and Local Jurisdictions [Member]
Income Tax Contingency [Line Items]
Net operating loss carry forwards					$ 621,000
Net operating loss carry forwards, expire year					Will begin to expire in 2035
State and Local Jurisdictions [Member] | Earliest Tax Year [Member]
Income Tax Contingency [Line Items]
Open tax year			2010		2010